SHARE-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	May 31, 2023 shares	Mar. 31, 2024 shares	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 shares	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 24, 2022 USD ($) $ / shares	Jan. 31, 2020 shares
SHARE-BASED COMPENSATION
Number of founders | item							2
Number of ordinary shares reserved for issuance | shares											58,427,257
Share purchase price (in dollars per share) | $ / shares										$ 11.57
Maximum aggregate purchase price										$ 10,000
Repurchase of ordinary shares (note a) (in shares) | shares	85,873
Cash used to settle vested awards			$ 3,100
Amount recorded a reduction to additional paid-in capital			3,100					$ 3,054
Settlement price paid charged to compensation expenses			$ 500		$ 5,400
Number of RSUs granted | shares		2,195,928		3,028,913
Number of share options exchanged | shares		2,223,175		3,104,234			2,223,175
Share-based compensation expenses							$ 127,000	$ 3,800	$ 18,600
Share options granted to nonemployees | shares							0	0	0
R&D expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses							$ 102,383	$ 1,832	$ 13,405
Selling, general and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses							$ 24,620	1,926	5,178
Employee Stock Option
SHARE-BASED COMPENSATION
Contractual term							10 years
Vesting period							4 years
Number of shares amended | shares						140,000
Repurchase of ordinary shares (note a) (in shares) | shares			75,275		192,324
Period of recognition							0 years
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Vesting period							2 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Vesting period							5 years
RSUs
SHARE-BASED COMPENSATION
Number of shares amended | shares						1,429,000
Repurchase of ordinary shares (note a) (in shares) | shares			232,608		283,391
Number of RSUs granted | shares							2,195,928
Unrecognized share-based compensation expenses							$ 61,200
Period of recognition							3 years 2 months 12 days
RSAs
SHARE-BASED COMPENSATION
Share-based compensation expenses							$ 100	$ 300	$ 300
Unrecognized share-based compensation expenses							0
Non-performance share options
SHARE-BASED COMPENSATION
Unrecognized share-based compensation expenses							$ 0